Disposition of subsidiaries (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue	$ 50,957,974	$ 57,899,096	$ 40,205,586
Cost of revenues	(51,139,085)	(57,110,446)	(36,563,945)
Gross (loss) profit	(181,111)	788,650	3,641,641
Operating expenses	(12,307,494)	(6,967,069)	(3,181,812)
Loss from operations	(12,488,605)	(6,178,419)	459,829
Other (expenses) income	335,957	712,490	157,221
Income tax expenses	8,925	222,122	(314,273)
Net loss	(14,040,769)	(5,625,740)	$ 2,229,708
Disposition of Subsidiaries [Member]
Revenue	13,086,798	38,378,197
Cost of revenues	(13,089,365)	(37,344,139)
Gross (loss) profit	(2,567)	1,034,058
Operating expenses	(579,879)	(2,434,290)
Loss from operations	(582,446)	(1,400,232)
Other (expenses) income	114,534	450,991
Loss before income tax expenses	(696,980)	(949,241)
Income tax expenses	9,223	301,242
Net loss	$ (687,757)	$ (647,999)